Subsequent Event (Details)		6 Months Ended
	Feb. 29, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares $ / item shares	Aug. 20, 2024 USD ($) $ / shares	Jun. 21, 2024 $ / shares
Subsequent Event [Line Items]
Common stock per share				$ 2.56
Westwood Capital Group LLC [Member]
Subsequent Event [Line Items]
Commitment value | $		$ 1,500,000
Commitment shares | shares		150,000
Cash | $		$ 1,500,000
Commitment price per share		$ 10
Purchase Agreement [Member]
Subsequent Event [Line Items]
Consecutive trading day		3
Discount to the VWAP		5.00%
Threshold price per shares		$ 1
Per share value | $ / item		1.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds received investors | $	$ 300,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Commitment value | $			$ 100,000,000
Common Stock, par value			$ 0.0001
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate share | shares	6,250,000
Common stock per share	$ 0.048